July 22, 2010

Ms. Kimberly Browning

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:

Response to Comments on Preliminary Proxy filed by Frank Funds (the "Registrant"); File Nos. 811-21532

Dear Ms. Browning:

Below are the responses to the comments you provided to JoAnn M. Strasser regarding the above-named Registrant's preliminary proxy statement filed on July 2, 2010.  Your comments are listed followed by the Registrant's responses to each.

Comment 1:

In the section entitled "Summary of the Proposals," under Proposal I, in the first paragraph under the heading "The Plan," you requested that the Registrant disclose all material aspects of the activities to be undertaken by the Trust under the proposed Plan.

Response 1:

The paragraph has been revised to reflect the activities delineated in the proposed Plan.

Comment 2:

In the second paragraph under the heading "The Plan," you requested that the Registrant disclose that the proposed Distributor, Matrix Capital Group, is not an affiliate of the Fund's investment adviser.  In the third paragraph, you requested the word “materially” be deleted.

Response 2:  The requested disclosure has been added to the second paragraph, and the word “materially” has been deleted from the third paragraph..

Comment 3:

In the section entitled "Summary of the Proposals," under Proposal I, in the second paragraph under the heading "Evaluation By The Board of Trustees," in the fourth sentence, you requested revisions to the sentence citing the fact the sentence seems inconsistent with the fact that the Fund is a non-diversified Fund.

Response 3:

Revisions have been made to the sentence as requested.

Comment 4:

In the section entitled "Summary of the Proposals," under Proposal I, in the second paragraph under the heading "Evaluation By The Board of Trustees," in the last sentence, you requested clarification of issues related to the Adviser's subsidization of the Fund's operating expenses.

Response 4:

The requested change to the disclosure has been made.

Comment 5:

In the section entitled "Summary of the Proposals," under Proposal I, in the third paragraph under the heading "Evaluation By The Board of Trustees," in the third sentence, you requested revisions to sentence to better describe the alternatives to the Plan discussed by the Board.

Response 5:

Additional disclosure has been included as requested.

Comment 6:

In the section entitled "Summary of the Proposals," under Proposal II, you requested that a copy of the new Administration Agreement be filed as an exhibit to the definitive version of the filing.

Response 6:

The document will be included as an exhibit as requested.

Comment 7:

In the section entitled "Summary of the Proposals," under Proposal II, under the heading "Evaluation By The Board Of Trustees," you requested that disclosure be added indicating that the Fund's investment adviser will continue to pay all of the Fund's expenses under the proposed Administration Agreement.

Response 7:

Disclosure has been added regarding the fact that the Fund's investment adviser will be ultimately be responsible for the payment of the Fund's operating expenses under the new Administration Agreement.

Comment 8:

In the section entitled "Summary of the Proposals," under Proposal II, under the heading "Evaluation By The Board Of Trustees," you noted that the middle of the third paragraph seems to have text missing.

Response 8:  The missing text appears to be an EDGAR conversion issue.  The text will appear in the definitive filing.

Comment 9:

In the section entitled "Fees and Expenses of the Fund," in the Shareholder Fees table, you requested that footnote 1 to the table be deleted and footnote 2 be renumbered footnote 1.  Additionally you requested all but the first sentence of footnote 2 be deleted.

Response 9:

The requested changes have been made to the Shareholder Fees table.

The Registrant has authorized us to acknowledge on its behalf that:

•

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

•

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any further questions or additional comments, please contact JoAnn M. Strasser at 513-352-6725.

Sincerely,

/s/ Thompson Hine LLP

THOMPSON HINE LLP